        UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	12/31/00

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):  /  / is a restatement
				  /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

SAN FRANCISCO SENTRY INVESTMENT GROUP
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:  28-801-44325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Chairman and Secretary
415-229-9000

Signature, Place and Date of Signing:

/s/ Richard E. Dirickson, Jr.
_____________________________
Richard E. Dirickson, Jr.
San Francisco, CA
02/09/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  264

Form 13F Information Table Value Total (x$1000):  $236,492

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
SAN FRANCISCO SENTRY INVESTMENT GROUP

Name of Issuer             Title of     CUSIP      Value     Shares/   SH/   PUT/  Investment    Other      Voting Authority
                             Class                (x$1000)  Principal  PRN   CALL  Discretion   Managers    Sole  Share  None

AES Corp.                   Common    00130H105      $725    13,100  	SH           Sole                           	13,100
ALLTEL Corp.                Common    020039103      $574     9,200  	SH           Sole                            	 9,200
AT&T Corp.                  Common    001957109       $16       950  	SH           Sole                              	   950
AT&T Corp. Liberty Media    Common    001957208       $95     7,000  	SH           Sole                            	 7,000
AXA ADR                     Common    054536107      $427     5,951  	SH           Sole                            	 5,951
Abbott Labs                 Common    002824100       $63     1,300  	SH           Sole                            	 1,300
Agilent Technologies Inc.   Common    00846u101      $516     9,427  	SH           Sole                            	 9,427
Alcoa                       Common    013817101    $1,450    43,284  	SH           Sole                           	43,284
Allegheny Energy, Inc.      Common    017361106       $77     1,600  	SH           Sole                            	 1,600
Alliant Energy Corp.        Common    018802108       $13       400  	SH           Sole                              	   400
Alliant Tech Systems Inc    Common    018804104       $84     1,260  	SH           Sole                            	 1,260
Allied Capital Corp.        Common    01903Q108      $167     8,000  	SH           Sole                            	 8,000
Alza Corp. Class A          Class A   022615108    $1,896    44,622  	SH           Sole                           	44,622
Amazon                      Common    023135106       $16     1,000  	SH           Sole                            	 1,000
American Electric Power     Common    025537101       $88     1,900  	SH           Sole                            	 1,900
American General Corp       Common    026351106      $384     4,710  	SH           Sole                            	 4,710
  Texas
American Home Products      Common    026609107    $1,479    23,274  	SH           Sole                           	23,274
Ameren Corporation          Common    023608102       $14       300  	SH           Sole                              	   300
AOL Time Warner Inc         Common    00184a105      $313     9,000  	SH           Sole                            	 9,000
American Express Company    Common    025816109      $119     2,160  	SH           Sole                            	 2,160
American International      Common    026874107    $4,692    47,600  	SH           Sole                           	47,600
  Group
American Tower              Common    029912201       $76     2,000  	SH           Sole                            	 2,000
Amgen Inc.                  Common    031162100    $2,873    44,935  	SH           Sole                           	44,935
Anadarko Petroleum Corp     Common    032511107       $14       200  	SH           Sole                              	   200
Apple Computer              Common    037833100        $7       440  	SH           Sole                              	   440
Applera Corp Celera         Common    038020202       $36     1,000  	SH           Sole                            	 1,000
Applied Materials           Common    038222105      $545    14,280  	SH           Sole                           	14,280
Avaya Inc                   Common    053499109        $6       560  	SH           Sole                              	   560
Azurix Corp Com             Common    05501m104       $16     1,900  	SH           Sole                            	 1,900
Banco de Galicia Buenos    ADR B NEW  059538207        $1       118  	SH           Sole                              	   118
  Aires
Bank One Corp.              Common    06423A103    $1,213    33,130  	SH           Sole                           	33,130
BankAmerica Corp.           Common    060505104      $437     9,528  	SH           Sole                            	 9,528
Bausch & Lomb Inc.          Common    071707103      $209     5,160  	SH           Sole                            	 5,160
Baxter International        Common    071813109      $181     2,050  	SH           Sole                            	 2,050
BellSouth Corp.             Common    079860102      $832    20,324  	SH           Sole                           	20,324
Berkshire Hathaway          Class B   084670207      $252       107  	SH           Sole                              	   107
Biogen, Inc.                Common    090597105       $24       400  	SH           Sole                              	   400
Boeing Company              Common    097023105      $198     3,000  	SH           Sole                            	 3,000
Bp Amoco Plc Spon           Common    055622104      $560    11,702  	SH           Sole                           	11,702
Bristol Meyers Squibb       Common    110122108    $2,631    35,580  	SH           Sole                           	35,580
Broadcom Corp.              Common    111320107      $237     2,815  	SH           Sole                            	 2,815
CMGI Inc.                   Common    125750109        $2       400  	SH           Sole                              	   400
CVS Corp.                   Common    126650100    $1,271    21,200  	SH           Sole                           	21,200
Cablevision Systems Corp.   Common    12686C109      $371     4,372  	SH           Sole                            	 4,372


Cadiz                       Common    127537108       $89    10,000  	SH           Sole                           	10,000
Caterpillar, Inc.           Common    149123101      $639    13,500  	SH           Sole                           	13,500
Cedar Fair, L.P.            Common    150185106      $570    31,076  	SH           Sole                           	31,076
Cerus Corp                  Common    157085101      $120     1,600  	SH           Sole                            	 1,600
Chase Manhattan Bank        Common    16161A108      $899    19,780  	SH           Sole                           	19,780
Chesapeake Energy           Common    165167107       $13     1,300  	SH           Sole                            	 1,300
Chevron Corp.               Common    166751107    $1,297    15,362  	SH           Sole                           	15,362
Chiron Corp.                Common    170040109       $64     1,432  	SH           Sole                            	 1,432
Cisco Systems, Inc.         Common    17275R102    $4,188   109,498  	SH           Sole                              109,498
Citigroup Inc               Common    172967101      $883    17,296  	SH           Sole                           	17,296
Clear Channel               Common    184502102      $584    12,050  	SH           Sole                           	12,050
  Communications
Clorox                      Common    189054109      $170     4,800  	SH           Sole                            	 4,800
Colgate Palmolive Co        Common    194162103       $84     1,300  	SH           Sole                            	 1,300
Community Bank Systems,     Common    203607106       $25     1,000  	SH           Sole                            	 1,000
  Inc.
Computer Sciences           Common    205363104      $637    10,600  	SH           Sole                           	10,600
Corning, Inc.               Common    219350105    $1,020    19,320  	SH           Sole                           	19,320
COSTCO WHSL CORP NEW COM    Common    22160k105      $737    18,450  	SH           Sole                           	18,450
Covance Inc.                Common    222816100       $22     2,000  	SH           Sole                            	 2,000
Cox Communications, Inc.    Class A   224044107      $140     3,000  	SH           Sole                            	 3,000
Crescent Real Estate        Common    225756105    $1,349    60,640  	SH           Sole                           	60,640
  Equities
Cypress Semiconductor       Common    232806109       $45     2,300  	SH           Sole                            	 2,300
Cytec Industries, Inc.      Common    232820100        $3        84  	SH           Sole                                   84
DST Systems, Inc.           Common    233326107    $2,793    41,684  	SH           Sole                           	41,684
Daimler Chrysler            Common    d1668r123      $794    19,265  	SH           Sole                           	19,265
Damark Intl. Class A        Common    235691102        $7     1,200  	SH           Sole                            	 1,200
Devon Energy Corp           Common    25179M103      $177     2,908  	SH           Sole                            	 2,908
Dow Chemical Co.            Common    260543103      $374    10,200  	SH           Sole                           	10,200
Dreyers Grand Ice Cream     Common    261878102      $145     4,500  	SH           Sole                            	 4,500
Dreyfus Strategic Muns      Common    261932107      $483    55,958  	SH           Sole                           	55,958
  Inc.
DuPont deNemours            Common    263534109      $128     2,648  	SH           Sole                            	 2,648
Duke Energy Corp.           Common    264399106      $253     2,966  	SH           Sole                            	 2,966
Duke Rlty Invts, Inc.     Common New  264411505      $246    10,000  	SH           Sole                           	10,000
EIF 1st Exch st. AT&T       Common    294700703       $42       300  	SH           Sole                              	   300
  Shrs
ELON Echelon                Common    27874N105       $16     1,000  	SH           Sole                            	 1,000
EMC Corp.                   Common    268648102   $14,164   212,991  	SH           Sole                              212,991
Earthlink Network  Inc.     Common    270321102       $35     6,944  	SH           Sole                            	 6,944
Eastman Chemical Co.        Common    277432100      $112     2,300  	SH           Sole                            	 2,300
Eastman Kodak               Common    277461109      $419    10,629  	SH           Sole                           	10,629
Edwards Lifesciences        Common    28176E108        $2       100  	SH           Sole                              	   100
El Paso Energy Corp. Del    Common    283905107       $52       720  	SH           Sole                              	   720
Elan Corp. PLC ADR            ADR     284131208    $1,081    23,100  	SH           Sole                           	23,100
Electronic Data Systems     Common    285661104        $6       100  	SH           Sole                              	   100
Emerson Electric            Common    291011104      $520     6,600  	SH           Sole                            	 6,600
Energizer Holdings Inc.     Common    29266R108      $144     6,716  	SH           Sole                            	 6,716
Enron Corp.                 Common    293561106    $3,933    47,309  	SH           Sole                           	47,309
Equity Office Properties    Common    294741103       $83     2,555  	SH           Sole                            	 2,555
Exxon Mobil Corp.           Common    30231G102    $5,683    64,364  	SH           Sole                           	64,364
FDX Corp                    Common    31304n107       $60     1,500  	SH           Sole                            	 1,500
Florida Progress Corp       Common    341cvo998        $0     3,000  	SH           Sole                            	 3,000
FPL Group, Inc.             Common    302571104      $703     9,800  	SH           Sole                            	 9,800


Fannie Mae (USA)            Common    313586109      $507     5,840  	SH           Sole                            	 5,840
Financial Center Bancorp    Common    317396109        $0     1,271  	SH           Sole                            	 1,271
First Australia Prime       Common    318653102      $279    69,136  	SH           Sole                           	69,136
  Income Fund
First Union Corp.           Common    337358105       $20       725  	SH           Sole                              	   725
FirstEnergy Corp.           Common    337932107      $126     4,000  	SH           Sole                            	 4,000
Firstar Corp New            Common    33763v109      $305    13,125  	SH           Sole                           	13,125
Fleetboston Financial       Common    339030108       $53     1,400  	SH           Sole                            	 1,400
  Corp
Ford Motor Company          Common    345370860      $454    19,348  	SH           Sole                           	19,348
Franklin Res.m Inc          Common    354613101       $38     1,000  	SH           Sole                            	 1,000
Freddie Mac                 Common    313400301    $3,570    51,839  	SH           Sole                           	51,839
Freeport McMoran Copper     Class A   35671D105       $26     3,167  	SH           Sole                            	 3,167
  & Gold Cl A
Freeport McMoran Copper   PFD CV .05  35671D501       $15     1,500  	SH           Sole                            	 1,500
  & Gold  "A"
Freeport McMoran Copper     Class B   35671D857       $37     4,315  	SH           Sole                            	 4,315
  & Gold Cl B
Gabelli Ser Fds,           CONV SECS  36240B109       $46     5,000  	SH           Sole                            	 5,000
  Inc./Conv Sec               FD
General Electric Co.        Common    369604103   $24,545   512,025  	SH           Sole                              512,025
Global Crossing Ltd         Common    G3921A100      $345    24,100  	SH           Sole                           	24,100
Goto.com Inc                Common    38348T107        $4       500  	SH           Sole                              	   500
H & Q Healthcare          SH BEN INT  404052102      $184     7,505  	SH           Sole                            	 7,505
Halliburton Co              Common    406216101      $286     7,900  	SH           Sole                            	 7,900
Health Care Ppty Invs.,     Common    421915109      $133     4,464  	SH           Sole                            	 4,464
  Inc.
Heinz (H.J.)                Common    423074103      $572    12,050  	SH           Sole                           	12,050
Hewlett Packard Co.         Common    428236103      $890    28,215  	SH           Sole                           	28,215
Home Depot, Inc.            Common    437076102    $2,071    45,336  	SH           Sole                           	45,336
Home Properties NY, Inc.    Common    437306103       $14       500  	SH           Sole                              	   500
Honeywell Intl Inc          Common    438516106    $1,802    38,080  	SH           Sole                           	38,080
IMS Health Inc              Common    449934108      $221     8,200  	SH           Sole                            	 8,200
INCYTE Pharmaceuticals      Common    45337C102       $45     1,800  	SH           Sole                            	 1,800
Infospace Com Inc Com       Common    45678t102       $18     2,000  	SH           Sole                            	 2,000
Infinity Broadcast          Common    45662S102      $861    30,800  	SH           Sole                           	30,800
Inhale Therapeutic sys.     Common    457191104       $81     1,600  	SH           Sole                            	 1,600
Intel Corp.                 Common    458140100    $3,189   106,090  	SH           Sole                              106,090
Int'l Business Machines     Common    459200101    $2,937    34,547  	SH           Sole                           	34,547
Istar Financial Inc.        Common    45031U101       $16       805  	SH           Sole                              	   805
J P Morgan & Co             Common    46625h100      $199     1,205  	SH           Sole                            	 1,205
JDS Uniphase Corp.          Common    46612j101      $840    20,155  	SH           Sole                           	20,155
Johnson & Johnson           Common    478160104    $6,467    61,550  	SH           Sole                           	61,550
Kellogg                     Common    487836108      $105     4,000  	SH           Sole                            	 4,000
Keyspan Energy, Inc.        Common    49337w100      $254     6,000  	SH           Sole                            	 6,000
Kroger Company              Common    501044101      $758    28,000  	SH           Sole                           	28,000
Lilly, Eli & Co.            Common    532457108    $2,232    23,978  	SH           Sole                           	23,978
Lincoln Natl Corp Inc       Common    534187109       $28       600  	SH           Sole                              	   600
Lsi Logic Corp              Common    502161102       $68     4,000  	SH           Sole                            	 4,000
Lucent Technologies         Common    549463107      $174    12,888  	SH           Sole                           	12,888
Lyondell Petrochem          Common    552078107        $1        85  	SH           Sole                                   85
MBIA, Inc.                  Common    55262C100      $690     9,310  	SH           Sole                            	 9,310
MDU Resources Group         Common    552690109      $127     3,900  	SH           Sole                            	 3,900
Martek Biosciences Corp.    Common    572901106       $37     3,000  	SH           Sole                            	 3,000


Martha Stewart Living       Class A   573083102       $16       800  	SH           Sole                              	   800
  Omnimedia
Masco Corp.                 Common    574599106       $41     1,600  	SH           Sole                            	 1,600
May Dept Stores             Common    577778103      $486    14,853  	SH           Sole                           	14,853
Mellon Financial Corp       Common    58551a108      $829    16,850  	SH           Sole                           	16,850
Merchants National          Common    589161108       $36       120  	SH           Sole                                  120
Merck & Co.                 Common    589331107    $7,076    75,578  	SH           Sole                           	75,578
Mercury Interactive Corp.   Common    589405109       $63       700  	SH           Sole                              	   700
Merrill Lynch               Common    590188108   $28,172   413,153  	SH           Sole                              413,153
Microsoft Corp.             Common    594918104    $3,076    71,919  	SH           Sole                           	71,919
Millenium Pharm             Common    599902103      $232     3,750  	SH           Sole                            	 3,750
Morgan Stanley Dean         Common    617446448      $151     1,908  	SH           Sole                            	 1,908
  Witter Discover
Motorola, Inc.              Common    620076109      $152     7,500  	SH           Sole                            	 7,500
Muniholdings Calif. FD      Common    625933106       $86     6,754  	SH           Sole                            	 6,754
NTL Inc.                    Common    629407107       $65     2,708  	SH           Sole                            	 2,708
Nat'l Fuel Gas Co.          Common    636180101      $642    10,200  	SH           Sole                           	10,200
Nationwide Health PPTY      Common    638620104        $8       600  	SH           Sole                              	   600
  Inc.
Network Appliance           Common    64120l104       $51       800  	SH           Sole                              	   800
Neurocrine Biosciences,     Common    64125C109        $7       200  	SH           Sole                              	   200
  Inc.
Newell Rubbermaid Inc.      Common    651229106       $72     3,153  	SH           Sole                            	 3,153
Newhall Land & Farming    Depositary  651426108      $233    10,000  	SH           Sole                           	10,000
News Corp.                  Common    652487703        $7       200  	SH           Sole                              	   200
Nisource Inc.               Common    65473p105      $277     9,000  	SH           Sole                            	 9,000
Nokia Corp Spons ADR        Common    654902204    $2,615    60,105  	SH           Sole                           	60,105
Nortel Networks Corp. ADR   Common    656568102       $28       875  	SH           Sole                              	   875
Northern Trust Corp         Common    665859104    $4,111    50,400  	SH           Sole                           	50,400
Nstar                       Common    67019e107       $13       300  	SH           Sole                              	   300
Nuveen Premium Income Mun   Common    6706K4105    $1,141    87,800  	SH           Sole                           	87,800
  Fund 4
OGE Energy Corp.            Common    670837103       $29     1,200  	SH           Sole                            	 1,200
Occidental Petroleum Corp.  Common    674599105      $223     9,200  	SH           Sole                            	 9,200
Oracle Corp.                Common    68389X105      $160     5,500  	SH           Sole                            	 5,500
Park Place Entertainment    Common    700690100       $91     7,595  	SH           Sole                            	 7,595
PepsiCo, Inc.               Common    713448108    $1,758    35,462  	SH           Sole                           	35,462
Pfizer, Inc.                Common    717081103    $8,773   190,711  	SH           Sole                              190,711
Pharmacia Corp.             Common    71713u102      $704    11,540  	SH           Sole                           	11,540
Phelps Dodge Corp.          Common    717265102      $303     5,429  	SH           Sole                            	 5,429
Phillips Petroleum          Common    718507106       $11       200  	SH           Sole                              	   200
Pitney Bowes, Inc.          Common    724479100      $623    18,800  	SH           Sole                           	18,800
Plantronics Inc.            Common    727493108      $282     6,000  	SH           Sole                            	 6,000
Plum Creek Timber Co. LP  Depositary  729251108       $42     1,600  	SH           Sole                            	 1,600
Procter & Gamble Co.        Common    742718109      $847    10,800  	SH           Sole                           	10,800
Progress Energy Inc         Common    743263105      $336     6,826  	SH           Sole                            	 6,826
Prologis Trust SBI          Common    743410102      $457    20,532  	SH           Sole                           	20,532
Public Service Enterprise   Common    744573106       $24       500  	SH           Sole                              	   500
  Group
Puget Sound Energy, Inc.    Common    745310102      $104     3,750  	SH           Sole                            	 3,750
Qualcomm, Inc.              Common    747525103    $1,184    14,410  	SH           Sole                           	14,410
Qwest Communications        Common    749121109      $641    15,676  	SH           Sole                           	15,676
Radio Shack Corp            Common    750438103      $171     4,000  	SH           Sole                            	 4,000
Ralston Purina Gp.          Common    751277302      $526    20,148  	SH           Sole                           	20,148
Rational Software           Common    75409P202      $195     5,000  	SH           Sole                            	 5,000


Redwood Trust, Inc.         Common    758075402      $190    10,700  	SH           Sole                           	10,700
Redwood Trust Pfd B        PFD CV B   758075600       $79     3,000  	SH           Sole                            	 3,000
Regions Financial Corp.     Common    758940100       $16       600  	SH           Sole                              	   600
Reliant Energy Inc          Common    75952J108      $451    10,400  	SH           Sole                           	10,400
Robert Half Int'l, Inc.     Common    770323103      $614    23,160  	SH           Sole                           	23,160
Roche Holdings Ltd Spons    Common    771195104       $10       100  	SH           Sole                              	   100
  ADR
Rogers Corp                 Common    775133101      $205     5,000  	SH           Sole                            	 5,000
Royal Dutch Pete New Co.  NY REG GLD  780257804    $2,459    40,774  	SH           Sole                           	40,774
  $1.25
SBC Communications          Common    78387G103    $1,402    29,350  	SH           Sole                           	29,350
SCANA Corp.                 Common    80589m102       $90     3,030  	SH           Sole                            	 3,030
Safeway, Inc.               Common    786514208      $638    10,200  	SH           Sole                           	10,200
Salomon Bros Fund           Common    795477108      $185    11,360  	SH           Sole                           	11,360
Santa Fe Intl ADR           Common    G7805C108        $7       219  	SH           Sole                              	   219
Saul Centers, Inc.          Common    804395101       $30     1,600  	SH           Sole                            	 1,600
Schering Plough Corp.       Common    806605101    $2,270    40,000  	SH           Sole                           	40,000
Schlumberger Ltd.           Common    806857108    $1,095    13,700  	SH           Sole                           	13,700
SeeBeyond                   Common    815704101      $224    21,800  	SH           Sole                           	21,800
Sempra Energy               Common    816851109       $77     3,308  	SH           Sole                            	 3,308
Simon Ppty Group, Inc.      Common    828806109      $269    11,200  	SH           Sole                           	11,200
Solectron Corp.             Common    834182107    $2,359    69,600  	SH           Sole                           	69,600
Southern Energy Inc.        Common    842816100      $218     7,700  	SH           Sole                            	 7,700
Southwest Airlines Co.      Common    844741108      $238     7,086  	SH           Sole                            	 7,086
Spanish Broadcasting        Common    846425882       $69    13,800  	SH           Sole                           	13,800
Spieker Properties, Inc.    Common    848497103      $481     9,600  	SH           Sole                            	 9,600
Spring Group PLC Ord        Common    G25759112      $198   156,000  	SH           Sole                              156,000
Starmedia Network Inc.      Common    855546107       $12     6,400  	SH           Sole                            	 6,400
Sterling Optical Corp       Common    859488108        $0        12  	SH           Sole                                   12
SunGard Data Systems, Inc.  Common    867363103    $2,342    49,701  	SH           Sole                           	49,701
Symantec Corp               Common    871503108       $67     2,000  	SH           Sole                            	 2,000
TCW Convertible             Common    872340104       $52     5,000  	SH           Sole                            	 5,000
  Securities Fd, Inc.
TCI Commns Fin IV TR       Preferred  87228u205       $26     1,000  	SH           Sole                            	 1,000
                               A
TXU Corp                    Common    873168108      $897    20,240  	SH           Sole                           	20,240
Tele Norte Leste            Common    879246106        $1        58  	SH                                                  58
Tele Sudeste Celular        Common    879252104        $2       100  	SH           Sole                              	   100
Telebras Spons ADR          Common    879287100        $1       500  	SH           Sole                              	   500
Telebras                    Common    879287308       $37       500  	SH           Sole                              	   500
  Telecommunications
Telecomunications De Sao    Common    87929A102        $7       500  	SH           Sole                              	   500
  Paulo PFD
Telefonos Mex Rd ADR      SP ADR REP  879403780       $45     1,000  	SH           Sole                            	 1,000
  Class L
Terayon Communication       Common    880775101        $8     2,000  	SH           Sole                            	 2,000
  Systems
Texaco, Inc.                Common    881694103    $1,087    17,490  	SH           Sole                           	17,490
Texas Instruments           Common    882508104       $71     1,500  	SH           Sole                            	 1,500
Transocean Sedco Forex      Common    G90078109       $83     1,799  	SH           Sole                            	 1,799
Tricon Global Restaurants   Common    895953107      $562    17,020  	SH           Sole                           	17,020
Tyco Int'l Ltd.             Common    902124106    $4,247    76,526  	SH           Sole                           	76,526
US Bancorp Del              Common    902973106      $146     5,000  	SH           Sole                            	 5,000
USG Corp.                 Common New  903293405      $101     4,500  	SH           Sole                            	 4,500
USX-Marathon Group          Common    902905827      $144     5,200  	SH           Sole                            	 5,200


United Parcel Service       Common    911312106       $71     1,200  	SH           Sole                            	 1,200
  Inc. CL B
United Technologies         Common    913017109      $906    11,520  	SH           Sole                           	11,520
Univision Communications,   Class A   914906102    $2,657    64,900  	SH           Sole                           	64,900
  Inc.
Unocal Corp.                Common    915289102       $42     1,093  	SH           Sole                            	 1,093
Vaalco Energy Inc           Common    91851C201       $16    43,000  	SH           Sole                           	43,000
Vaalco Energy Inc         Restricted  91851C201       $28    75,000  	SH           Sole                           	75,000
  (Restricted)
Varian Inc Com              Common    922206107        $6       188  	SH           Sole                              	   188
Varian Medical Systems      Common    92220p105       $13       188  	SH           Sole                              	   188
Varian Semiconductor        Common    922207105        $5       188  	SH           Sole                              	   188
Verizon                     Common    92343v104    $2,454    48,956  	SH           Sole                           	48,956
Viacom Inc B Non Vtg        Common    925524308    $1,182    25,279  	SH           Sole                           	25,279
Visteon Corp                Common    92839U107        $4       338  	SH           Sole                              	   338
Vitesse Semiconductor       Common    928497106       $22       400  	SH           Sole                              	   400
Vixel Corp.                 Common    928552108       $28    15,000  	SH           Sole                           	15,000
Vodafone Group PLC Spon     Common    92857w100    $1,253    35,000  	SH           Sole                           	35,000
WGL Holdings Inc            Common    92924f106      $122     4,000  	SH           Sole                            	 4,000
Wal-Mart Stores Inc         Common    931142103    $1,034    19,465  	SH           Sole                           	19,465
Walgreen Co.                Common    931422109      $870    20,800  	SH           Sole                           	20,800
Wash Mutual Inc.            Common    939322103      $844    15,900  	SH           Sole                           	15,900
Waste Management, Inc.      Common    94106l109      $278    10,000  	SH           Sole                           	10,000
  NEW
Wells Fargo & Co            Common    949746101    $4,270    76,670  	SH           Sole                           	76,670
Whole Foods Market, Inc.    Common    966837106       $98     1,600  	SH           Sole                            	 1,600
Williams Co., Inc.          Common    969457100      $234     5,850  	SH           Sole                            	 5,850
Wind River System           Common    973149107    $1,434    42,016  	SH           Sole                           	42,016
Worldcom Inc                Common    98157D106      $316    22,487  	SH           Sole                           	22,487
XCEL Energy Inc.            Common    98389b100      $202     6,952  	SH           Sole                            	 6,952
XL Capital Ltd Cl A         Class A   G98255105      $218     2,500  	SH           Sole                            	 2,500